Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	HYYH CPA. LLC
Auditor Firm ID	7302
Auditor Location	Baltimore, Maryland
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Pomdoctor Limited (the “Company”) as of December 31, 2025, the related consolidated statements of operations and comprehensive loss, consolidated statements of changes in deficit, and consolidated statements of cash flows for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.